UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act File Number 811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Joseph N. Pappo
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30
Date of reporting period: March 31, 2011

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Lotsoff Capital Management Investment Trust

Micro Cap Fund

Semi-Annual Report

March 31, 2011

Lotsoff Capital Management Investment Trust
Micro Cap Fund

March 31, 2011

Dear Shareholders:

We are pleased to present the semi-annual report of the Lotsoff Capital Management Micro Cap Fund (the “Fund”) for the period ended March 31, 2011. The table below illustrates the Fund’s performance relative to several broad market indexes over this period.

Total Returns as of March 31, 2011

	Six	One	Three	Five	Since
	Months	Year	Year	Year	Inception*
	(cumulative)	(annualized)	(annualized)	(annualized)	(annualized)
Micro Cap Fund	24.45%	24.29%	5.01%	-3.21%	2.55%
Russell Microcap™ Index	27.53%	25.32%	6.46%	-0.15%	4.39%
Russell 2000® Index	25.48%	25.79%	8.57%	3.35%	7.50%
Standard & Poors 500® Index	17.31%	15.65%	2.35%	2.62%	5.26%
Annual Operating Expenses 2.35%
  *Inception Date: November 7, 2003

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

The economy and the markets continued to recover slowly during the semi-annual period ended March 31, 2011. Despite rising international tensions, a natural catastrophe in Japan, rising deficits both domestically and abroad, high unemployment, and stubbornly sluggish growth prospects, the economy continues to slowly chug forward to a more sustainable recovery. Equity markets appear to be more concerned with anticipating when the Federal Reserve will eventually raise rates than with predicting a surprise double-dip recession. The Federal Reserve continues to provide significant support via low interest rates and asset purchases. Corporations continue to deliver strong earnings via productivity improvements, even though strong sales growth has remained elusive. We believe this should translate to modest, but positive, growth for the economy in 2011 along with an improving jobs picture.

The Fund’s performance for the six-month period ended March 31, 2011 was lower than the Russell Microcap™ Index (the “Benchmark”). The following table illustrates the Fund’s relative performance by sector during this period.

Lotsoff Capital Management Investment Trust
Micro Cap Fund

Lotsoff Capital Management Micro Cap Fund versus Russell Micro Cap™ Index
Performance Attribution Six Months Ended March 31, 2011

Active Return Effect By Sector
Energy	0.31%	Health Care	-0.90%
Materials	-0.53%	Financials	0.46%
Industrials	-1.58%	Information Technology	-0.41%
Consumer Discretionary	-0.74%	Telecommunication Services	0.06%
Consumer Staples	0.00%	Utilities	0.25%

As illustrated in the table above, five of the ten sectors contributed to our relative underperformance with the worst performance coming from Industrials and Health Care. Conversely, the Fund’s positions in Financials, Utilities and Energy were the strongest performers during the period.

We continue to think that the Fund’s holdings remain very attractive. We believe that not only do we have a significant value advantage throughout the portfolio, but our names also have greater growth potential than the Benchmark. We have moved into high quality franchises with excellent longer term growth prospects, so the opportunity for absolute and relative positive returns remains strong. We have also reduced the exposure to companies with significant refinance risk or high debt/equity ratios. We are focusing on names that should not need to recapitalize, as capital funding can be challenging to obtain in this environment. While performance across sectors remains muted, we continue to find potentially attractive opportunities with favorable risk/reward exposures. Ultimately, we believe our current positions will continue to perform well and should benefit from the continuing economic recovery.

Even after the terrific 2010 calendar fourth quarter rally of the micro cap market and continued good performance into the 2011 calendar first quarter, we feel this market still can have considerable price appreciation, at least relative to historical metrics. U.S. Treasuries, looking out two or three years, have a lot of potential downside. While  investments in bonds may appear attractive, so is a stock market with good earnings and growth potential. Considering the accommodative Federal Reserve and low multiples, it seems likely that those willing to take equity exposure will be rewarded, assuming the economy at least continues to muddle forward.

We thank you for the confidence and trust you place in us and we pledge to continue our hard work to bring value to our investors.

Sincerely,

Donald W. Reid, Ph. D.
Chief Investment Officer

This material is not authorized for use unless accompanied or preceded by a prospectus.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Investments by Sector
(As a Percentage of Long-Term Investments)
March 31, 2011 (Unaudited)

Consumer Discretionary	10.7%

Consumer Staples	2.1

Energy	7.0

Financials	21.5

Health Care	18.5

Industrials	11.8

Information Technology	22.4

Materials	3.9

Miscellaneous	1.5

Telecommunication Services	0.4

Utilities	0.2

Total	100.0%

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Number
of Shares			Value
	COMMON STOCK	98.13%

	ADVERTISING	0.57%
13,800	APAC Customer Services, Inc.*		$82,938

	AEROSPACE & DEFENSE	1.49%
2,500	Astronics Corp.*		62,925
1,000	CPI Aerostructures, Inc.*		15,170
1,600	Ducommun, Inc.		38,240
1,500	Innovative Solutions & Support, Inc.*		8,775
4,600	LMI Aerospace, Inc.*		92,966
			218,076

	AGRICULTURE	0.33%
12,000	Alliance One International, Inc.*		48,240

	AIRLINES	0.06%
1,400	Hawaiian Holdings, Inc.*		8,414

	APPAREL	1.41%
700	G-III Apparel Group Ltd.*		26,306
8,000	Joe’s Jeans, Inc.*		8,480
1,750	Perry Ellis International, Inc.*		48,160
3,800	Rocky Brands, Inc.*		58,064
2,800	True Religion Apparel, Inc.*		65,716
			206,726

	AUTO PARTS & EQUIPMENT	2.29%
900	Dorman Products, Inc.*		37,881
1,372	Exide Technologies*		15,339
1,200	Fuel Systems Solutions, Inc.*		36,216
3,000	Miller Industries, Inc.		48,720
2,000	Motorcar Parts of America, Inc.*		27,960
7,900	SORL Auto Parts, Inc.*		47,874
9,575	Spartan Motors, Inc.		65,684
600	Strattec Security Corp.		20,106
900	Superior Industries International, Inc.		23,076
2,400	Wonder Auto Technology, Inc.*		13,008
			335,864

	BANKS	7.24%
4,000	American River Bankshares*		26,760
7,500	Banco Latinoamericano de Comercio Exterior S.A.†		130,950
2,700	Bank of Commerce Holdings		11,448
1,600	Bank of Marin Bancorp		59,712
12,400	Banner Corp.		29,388
5,100	Community Capital Corp.*		16,065

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Number
of Shares			Value
	BANKS (continued)
5,200	Crescent Financial Corp.*		$21,060
1,400	Eagle Bancorp, Inc.*		19,670
4,900	Enterprise Financial Services Corp.		68,943
2,200	First Bancorp		29,172
4,300	First Busey Corp.		21,844
8,600	First Merchants Corp.		71,122
2,250	First of Long Island Corp.		62,438
4,900	Guaranty Federal Bancshares, Inc.*		30,037
12,900	Hanmi Financial Corp.*		15,996
2,800	Heritage Oaks Bancorp*		9,772
1,200	Horizon Bancorp		32,808
2,200	MidWestOne Financial Group, Inc.		32,648
7,100	New Century Bancorp, Inc.*		34,790
3,000	Oriental Financial Group, Inc.†		37,650
2,300	Pacific Continental Corp.		23,437
1,033	Peoples Bancorp of North Carolina, Inc.		6,828
3,400	Peoples Financial Corp.		53,856
3,000	Savannah Bancorp, Inc.*		22,320
1,000	SCBT Financial Corp.		33,280
5,300	Southwest Bancorp, Inc.*		75,207
6,300	Tennessee Commerce Bancorp, Inc.*		30,933
9,000	United Community Banks, Inc.*		21,330
5,372	Virginia Commerce Bancorp*		30,835
			1,060,299

	BEVERAGES	0.16%
500	Peet’s Coffee & Tea, Inc.*		24,045

	BIOTECHNOLOGY	5.86%
10,000	Ariad Pharmaceuticals, Inc.*		75,200
15,500	Arqule, Inc.*		110,980
7,700	Athersys, Inc.*		21,945
26,450	Celldex Therapeutics, Inc.*		106,329
4,400	Chelsea Therapeutics International, Inc.*		17,160
5,700	Curis, Inc.*		18,525
5,800	Cytokinetics, Inc.*		8,642
2,300	Emergent Biosolutions, Inc.*		55,568
5,400	Immunomedics, Inc.*		20,628
2,700	Medicines Co.*		43,983
18,900	Micromet, Inc.*		106,029
2,600	Momenta Pharmaceuticals, Inc.*		41,210
7,400	NPS Pharmaceuticals, Inc.*		70,818
800	NuPathe, Inc.*		6,248
923	Sequenom, Inc.*		5,843
36,600	SuperGen, Inc.*		113,460
11,900	Vical, Inc.*		35,224
			857,792

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Number
of Shares			Value
	BUILDING MATERIALS	0.17%
3,400	LSI Industries, Inc.		$24,616

	CHEMICALS	1.70%
2,600	Aceto Corp.		20,722
1,700	Balchem Corp.		63,784
300	Hawkins, Inc.		12,324
1,300	Innophos Holdings, Inc.		59,943
500	Quaker Chemical Corp.		20,085
3,100	ShengdaTech, Inc.*#		6,200
900	Stepan Co.		65,250
			248,308

	COMMERCIAL SERVICES	2.94%
1,800	Acacia Research - Acacia Technologies*		61,596
5,700	Advance America Cash Advance Centers, Inc.		30,210
2,200	Cardtronics, Inc.*		44,770
2,000	CPI Corp.		45,020
800	Dollar Financial Corp.*		16,600
2,000	Kenexa Corp.*		55,180
2,900	Lincoln Educational Services Corp.		46,081
2,400	Medifast, Inc.*		47,400
1,200	Perceptron, Inc.*		7,668
1,600	Providence Service Corp.*		23,968
2,900	StarTek, Inc.*		14,616
800	Steiner Leisure Ltd.*†		37,008
			430,117

	COMPUTERS	3.90%
7,200	Ciber, Inc.*		48,240
3,700	Cogo Group, Inc.*		29,859
1,800	Computer Task Group, Inc.*		23,922
2,900	Cray, Inc.*		18,705
2,300	Dynamics Research Corp.*		37,605
6,300	EasyLink Services International Corp. - Class A*		26,082
2,200	Hutchinson Technology, Inc.*		6,204
2,200	LivePerson, Inc.*		27,808
5,100	Magma Design Automation, Inc.*		34,782
1,200	NCI, Inc. - Class A*		29,244
1,100	Netscout Systems, Inc.*		30,052
3,800	Radiant Systems, Inc.*		67,260
4,300	Radisys Corp.*		37,238
1,000	Rimage Corp.		16,150
1,200	Stratasys, Inc.*		56,400
2,600	Super Micro Computer, Inc.*		41,704
1,600	Virtusa Corp.*		29,968
900	Xyratex Ltd.*†		10,062
			571,285

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Number
of Shares			Value
	DISTRIBUTION/WHOLESALE	0.86%
2,600	Core-Mark Holding Co., Inc.*		$85,930
300	MWI Veterinary Supply, Inc.*		24,204
8,000	Navarre Corp.*		15,200
			125,334

	DIVERSIFIED FINANCIAL SERVICES	2.81%
1,900	Asta Funding, Inc.		16,264
2,000	Calamos Asset Management, Inc. - Class A		33,180
5,551	Imperial Holdings, Inc.*		56,343
11,200	JMP Group, Inc.		96,432
1,600	National Financial Partners Corp.*		23,600
6,100	Sanders Morris Harris Group, Inc.		48,861
2,100	World Acceptance Corp.*		136,920
			411,600

	ELECTRICAL COMPONENTS & EQUIPMENT	0.97%
9,500	Advanced Battery Technologies, Inc.*		18,430
3,700	Coleman Cable, Inc.*		32,782
4,000	Energy Conversion Devices, Inc.*		9,040
3,300	Insteel Industries, Inc.		46,662
900	Powell Industries, Inc.*		35,496
			142,410

	ELECTRONICS	4.40%
900	American Science & Engineering, Inc.		83,124
2,000	Analogic Corp.		113,100
3,700	Ballantyne Strong, Inc.*		26,529
1,800	Bel Fuse, Inc. - Class B		39,618
2,500	Electro Scientific Industries, Inc.*		43,400
1,100	FARO Technologies, Inc.*		44,000
500	Image Sensing Systems, Inc.*		6,865
1,900	LeCroy Corp.*		25,403
2,500	LoJack Corp.*		11,725
1,200	Measurement Specialties, Inc.*		40,872
2,300	Methode Electronics, Inc.		27,784
1,900	NAM TAI Electronics, Inc.†		12,236
2,400	Newport Corp.*		42,792
400	NVE Corp.*		22,536
900	Orbotech Ltd.*†		11,556
1,100	OSI Systems, Inc.*		41,283
2,600	Sypris Solutions, Inc.*		11,180
3,200	X-Rite, Inc.*		15,200
1,700	Zygo Corp.*		24,854
			644,057

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Number
of Shares			Value
	ENERGY - ALTERNATE SOURCES	0.40%
2,200	Comverge, Inc.*		$10,252
6,000	Headwaters, Inc.*		35,400
17,100	Plug Power, Inc.*		12,996
			58,648

	ENGINEERING & CONSTRUCTION	0.74%
1,300	Exponent, Inc.*		57,993
1,200	Mistras Group, Inc.*		20,652
1,000	VSE Corp.		29,710
			108,355

	ENTERTAINMENT	0.56%
3,000	Carmike Cinemas, Inc.*		21,450
1,000	Rick’s Cabaret International, Inc.*		10,930
4,600	Shuffle Master, Inc.*		49,128
			81,508

	ENVIRONMENTAL CONTROL	0.42%
6,900	Ceco Environmental Corp.*		40,848
600	Industrial Services of America, Inc.*		6,798
800	U.S. Ecology, Inc.		13,944
			61,590

	FOOD	1.06%
2,300	B&G Foods, Inc.		43,171
1,600	Chiquita Brands International, Inc.*		24,544
1,200	Nash Finch Co.		45,528
4,600	Smart Balance, Inc.*		21,114
1,400	Spartan Stores, Inc.		20,706
			155,063

	FOREST PRODUCTS & PAPER	0.92%
2,400	Buckeye Technologies, Inc.		65,352
1,300	KapStone Paper and Packaging Corp.*		22,321
4,000	Verso Paper Corp.*		21,400
3,400	Wausau Paper Corp.		25,976
			135,049

	GAS	0.14%
500	Chesapeake Utilities Corp.		20,810

	HEALTHCARE - PRODUCTS	3.27%
2,200	Caliper Life Sciences, Inc.*		14,872
5,000	CardioNet, Inc.*		23,950
2,000	Insulet Corp.*		41,240

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Number
of Shares			Value
	HEALTHCARE - PRODUCTS (continued)
2,200	Kensey Nash Corp.*		$54,802
4,300	Natus Medical, Inc.*		72,240
2,400	Orthofix International N.V.*†		77,904
7,300	Orthovita, Inc.*		15,549
9,100	Solta Medical, Inc.*		30,030
1,300	SonoSite, Inc.*		43,316
3,900	Spectranetics Corp.*		18,369
3,300	Stereotaxis, Inc.*		12,771
3,700	Syneron Medical Ltd.*†		48,248
2,300	Vascular Solutions, Inc.*		25,093
			478,384

	HEALTHCARE - SERVICES	2.34%
1,400	Almost Family, Inc.*		52,696
700	American Dental Partners, Inc.*		9,184
13,800	Continucare Corp.*		73,830
900	Gentiva Health Services, Inc.*		25,227
2,300	LHC Group, Inc.*		69,000
6,000	Metropolitan Health Networks, Inc.*		28,380
2,400	Skilled Healthcare Group, Inc. - Class A*		34,536
2,200	U.S. Physical Therapy, Inc.		49,148
			342,001

	HOME BUILDERS	0.17%
6,800	Standard Pacific Corp.*		25,364

	HOME FURNISHINGS	0.11%
3,600	Furniture Brands International, Inc.*		16,380

	HOUSEHOLD PRODUCTS/WARES	0.61%
1,700	Helen of Troy Ltd.*†		49,980
3,700	Kid Brands, Inc.*		27,195
1,000	Prestige Brands Holdings, Inc.*		11,500
			88,675

	INSURANCE	3.76%
4,800	American Equity Investment Life Holding Co.		62,976
4,400	AMERISAFE, Inc.*		97,284
4,200	Amtrust Financial Services, Inc.		80,094
2,400	eHealth, Inc.*		31,920
2,719	Life Partners Holdings, Inc.		21,859
18,300	Maiden Holdings Ltd.†		137,067
7,500	Meadowbrook Insurance Group, Inc.		77,625
2,100	SeaBright Holdings, Inc.		21,525
808	Tower Group, Inc.		19,416
			549,766

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Number
of Shares			Value
	INTERNET	3.23%
6,500	1-800-Flowers.com, Inc. - Class A*		$21,450
4,300	Bidz.com, Inc.*		6,364
1,500	Dice Holdings, Inc.*		22,665
1,200	ePlus, Inc.*		31,932
2,600	Global Sources Ltd.*†		30,238
2,000	HealthStream, Inc.*		15,480
2,700	Infospace, Inc.*		23,382
2,400	Internet Capital Group, Inc.*		34,080
1,200	Keynote Systems, Inc.		22,260
1,600	Liquidity Services, Inc.*		28,576
3,200	Orbitz Worldwide, Inc.*		11,424
3,000	PC-Tel, Inc.*		23,010
2,000	Perficient, Inc.*		24,020
1,800	S1 Corp.*		12,024
8,910	TeleCommunication Systems, Inc. - Class A*		36,709
1,700	TheStreet.com, Inc.		5,695
900	Travelzoo, Inc.*		59,931
4,300	Web.com Group, Inc.*		62,737
			471,977

	INVESTMENT MANAGEMENT COMPANIES	0.85%
3,000	Arlington Asset Investment Corp. - Class A		91,320
2,800	PennantPark Investment Corp.		33,376
			124,696

	IRON/STEEL	0.28%
1,200	Universal Stainless & Alloy*		40,476

	LEISURE TIME	0.33%
8,300	Multimedia Games, Inc.*		47,559

	LODGING	0.38%
10,400	Century Casinos, Inc.*		31,096
9,400	MTR Gaming Group, Inc.*		24,910
			56,006

	MACHINERY - DIVERSIFIED	0.90%
3,000	Alamo Group, Inc.		82,350
1,000	Intevac, Inc.*		12,430
3,953	Tecumseh Products Co. - Class B*		36,842
			131,622

	MEDIA	0.82%
2,000	DG FastChannel, Inc.*		64,440
2,600	Dolan Media Co.*		31,564

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Number
of Shares			Value
	MEDIA (continued)
3,300	McClatchy Co. - Class A*		$11,220
7,300	New Frontier Media, Inc.*		12,921
			120,145

	METAL FABRICATE/HARDWARE	0.42%
1,900	AM Castle & Co.*		35,872
1,100	Northwest Pipe Co.*		25,223
			61,095

	MINING	0.50%
600	Kaiser Aluminum Corp.		29,550
6,700	North American Palladium Ltd.*†		43,483
			73,033

	MISCELLANEOUS MANUFACTURING	2.09%
800	AZZ, Inc.		36,480
1,400	Ceradyne, Inc.*		63,112
1,200	FreightCar America, Inc.*		39,012
8,400	GP Strategies Corp.*		114,240
3,000	Lydall, Inc.*		26,670
500	Sturm Ruger & Co., Inc.		11,485
1,200	Synalloy Corp.		15,444
			306,443

	OIL & GAS	4.65%
1,500	ATP Oil & Gas Corp.*		27,165
9,700	BPZ Resources, Inc.*		51,507
2,300	Callon Petroleum Co.*		17,871
3,200	Crimson Exploration, Inc.*		13,056
1,500	FX Energy, Inc.*		12,540
14,010	Gastar Exploration Ltd.*†		68,089
1,300	Georesources, Inc.*		40,651
2,600	GMX Resources, Inc.*		16,042
2,900	Goodrich Petroleum Corp.*		64,438
2,700	Hercules Offshore, Inc.*		17,847
7,500	Magnum Hunter Resources Corp.*		64,275
8,700	Petroquest Energy, Inc.*		81,432
4,000	Pioneer Drilling Co.*		55,200
3,400	Resolute Energy Corp.*		61,676
2,800	Rex Energy Corp.*		32,620
7,200	Vaalco Energy, Inc.*		55,872
			680,281

	OIL & GAS SERVICES	2.31%
1,000	Dawson Geophysical Co.*		43,880
900	Gulf Island Fabrication, Inc.		28,953

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Number
of Shares			Value
	OIL & GAS SERVICES (continued)
6,500	Matrix Service Co.*		$90,350
1,700	Mitcham Industries, Inc.*		23,205
1,000	OYO Geospace Corp.*		98,580
1,000	Tesco Corp.*†		21,950
2,800	Willbros Group, Inc.*		30,576
			337,494

	PHARMACEUTICALS	5.44%
21,100	Adolor Corp.*		29,751
4,200	Allos Therapeutics, Inc.*		13,314
3,300	Ardea Biosciences, Inc.*		94,677
7,100	Array Biopharma, Inc.*		21,726
10,700	AVANIR Pharmaceuticals, Inc.*		43,656
12,000	Cyclacel Pharmaceuticals, Inc.*		17,160
16,100	Dyax Corp.*		25,921
600	Hi-Tech Pharmacal Co., Inc.*		12,078
1,200	ISTA Pharmaceuticals, Inc.*		12,156
11,300	Keryx Biopharmaceuticals, Inc.*		56,500
1,900	MAP Pharmaceuticals, Inc.*		26,201
11,800	Myrexis, Inc.*		45,548
2,500	Obagi Medical Products, Inc.*		31,600
3,300	Omega Protein Corp.*		44,517
3,000	Pharmacyclics, Inc.*		17,670
4,700	Rigel Pharmaceuticals, Inc.*		33,417
12,900	Santarus, Inc.*		44,118
8,000	Sciclone Pharmaceuticals, Inc.*		32,320
6,700	Spectrum Pharmaceuticals, Inc.*		59,563
22,250	Sucampo Pharmaceuticals, Inc. - Class A*		93,450
1,523	Targacept, Inc.*		40,496
			795,839

	REAL ESTATE INVESTMENT TRUSTS	3.59%
5,200	Anworth Mortgage Asset Corp.		36,868
1,000	Apollo Commercial Real Estate Finance, Inc.		16,350
6,500	Arbor Realty Trust, Inc.*		36,920
5,100	CapLease, Inc.		27,948
7,200	Capstead Mortgage Corp.		92,016
900	Chatham Lodging Trust		14,625
800	Colony Financial, Inc.		15,064
8,900	Cypress Sharpridge Investments, Inc.		112,852
2,600	FelCor Lodging Trust, Inc.*		15,938
7,200	NorthStar Realty Finance Corp.		38,520
4,700	Resource Capital Corp.		30,973
8,300	Two Harbors Investment Corp.		86,901
			524,975

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Number
of Shares			Value
	REAL ESTATE MANAGEMENT	0.21%
7,500	Thomas Properties Group, Inc.*		$25,125
217	United Capital Corp.*		6,141
			31,266

	RETAIL	2.33%
4,600	America’s Car-Mart, Inc.*		118,588
120	Biglari Holdings, Inc.*		50,826
1,400	Carrols Restaurant Group, Inc.*		12,978
1,200	Destination Maternity Corp.		27,684
1,400	Fuqi International, Inc.*		3,990
3,000	PC Connection, Inc.*		26,580
2,800	Shoe Carnival, Inc.*		78,540
2,100	Stein Mart, Inc.		21,231
			340,417

	SAVINGS & LOANS	2.40%
1,100	BankFinancial Corp.		10,109
2,500	BofI Holding, Inc.*		38,800
1,600	First Pactrust Bancorp, Inc.		25,456
5,800	First Place Financial Corp.*		13,224
3,300	Flushing Financial Corp.		49,170
2,750	HopFed Bancorp, Inc.		25,300
2,300	Indiana Community Bancorp		36,167
900	MutualFirst Financial, Inc.		8,334
1,800	NASB Financial, Inc.*		29,124
4,600	Pacific Premier Bancorp, Inc.*		31,326
7,200	Provident Financial Holdings, Inc.		59,688
700	Teche Holding Co.		25,235
			351,933

	SEMICONDUCTORS	5.64%
7,900	Advanced Analogic Technologies, Inc.*		29,862
1,200	Amtech Systems, Inc.*		30,288
4,800	Anadigics, Inc.*		21,504
1,600	ATMI, Inc.*		30,208
3,400	AXT, Inc.*		24,378
1,700	Ceva, Inc.*		45,441
2,900	Cohu, Inc.		44,544
2,900	DSP Group, Inc.*		22,330
11,000	Emcore Corp.*		28,380
4,700	Entropic Communications, Inc.*		39,715
2,300	Exar Corp.*		13,846
3,600	GSI Technology, Inc.*		32,724
4,081	Integrated Silicon Solution, Inc.*		37,831
2,700	IXYS Corp.*		36,261
8,400	Kopin Corp.*		38,556
8,000	Kulicke & Soffa Industries, Inc.*		74,800

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Number
of Shares			Value
	SEMICONDUCTORS (continued)
4,000	Lattice Semiconductor Corp.*		$23,600
1,900	Mindspeed Technologies, Inc.*		16,074
3,400	O2Micro International Ltd. ADR*†		25,840
2,600	Pericom Semiconductor Corp.*		26,962
3,800	Photronics, Inc.*		34,086
6,400	PLX Technology, Inc.*		23,360
4,000	Rudolph Technologies, Inc.*		43,760
2,900	Sigma Designs, Inc.*		37,555
1,500	Ultratech, Inc.*		44,100
			826,005

	SOFTWARE	4.25%
3,800	Actuate Corp.*		19,760
2,850	Bottomline Technologies, Inc.*		71,649
2,200	China TransInfo Technology Corp.*		10,164
11,800	Descartes Systems Group, Inc.*†		78,588
3,800	Digi International, Inc.*		40,128
1,600	Ebix, Inc.*		37,840
1,800	Evolving Systems, Inc.		13,032
1,400	Interactive Intelligence, Inc.*		54,194
3,300	Medidata Solutions, Inc.*		84,381
1,800	Monotype Imaging Holdings, Inc.*		26,100
1,400	Opnet Technologies, Inc.		54,586
2,000	RightNow Technologies, Inc.*		62,600
800	Schawk, Inc.		15,552
5,700	Smith Micro Software, Inc.*		53,352
			621,926

	TELECOMMUNICATIONS	3.80%
1,600	Alliance Fiber Optic Products, Inc.*		17,920
3,100	Anaren, Inc.*		62,310
4,400	China Information Technology, Inc.*		11,880
1,400	Communications Systems, Inc.		21,616
900	Consolidated Communications Holdings, Inc.		16,857
900	EMS Technologies, Inc.*		17,689
4,800	Extreme Networks*		16,800
2,100	HickoryTech Corp.		19,089
1,900	Knology, Inc.*		24,529
1,100	KVH Industries, Inc.*		16,632
2,300	Novatel Wireless, Inc.*		12,558
3,300	Oplink Communications, Inc.*		64,317
8,400	Opnext, Inc.*		20,412
7,300	ORBCOMM, Inc.*		24,090
600	Preformed Line Products Co.		41,502
4,427	Symmetricom, Inc.*		27,138
1,200	TeleNav, Inc.*		14,244
2,100	Telestone Technologies Corp.*		14,028

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Number
of Shares			Value
	TELECOMMUNICATIONS (continued)
9,600	UniTek Global Services, Inc.*		$85,440
5,800	Vonage Holdings Corp.*		26,448
			555,499

	TOYS/GAMES/HOBBIES	0.28%
900	JAKKS Pacific, Inc.*		17,415
5,600	Leapfrog Enterprises, Inc.*		24,192
			41,607

	TRANSPORTATION	1.40%
4,500	Air Transport Services Group, Inc.*		38,025
800	CAI International, Inc.*		20,688
28,100	Express-1 Expedited Solutions, Inc.*		59,572
4,100	Pacer International, Inc.*		21,566
1,900	PAM Transportation Services, Inc.*		23,085
4,226	Paragon Shipping, Inc. - Class A†		12,044
12,674	Star Bulk Carriers Corp.†		30,418
			205,398

	TRUCKING & LEASING	0.29%
1,500	Greenbrier Cos., Inc.*		42,570

	WATER	0.08%
1,100	Consolidated Water Co., Ltd.†		11,990
	TOTAL COMMON STOCK (Cost $11,672,035)		14,361,966

	EXCHANGE-TRADED FUNDS	1.52%
2,636	iShares Russell 2000 Index Fund		221,872
	TOTAL EXCHANGE-TRADED FUNDS (Cost $220,138)		221,872

	MONEY MARKET FUNDS	1.34%
196,326	Federated Prime Obligations Fund		196,326
	TOTAL MONEY MARKET FUNDS (Cost $196,326)		196,326

	TOTAL INVESTMENTS (Cost $12,088,499)	100.99%	14,780,164

	Liabilities less Other Assets	(0.99)%	(144,169)

	NET ASSETS	100.00%	$14,635,995

*	Non-income producing security.
†	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
#
The security is valued at its fair value as determined in good faith by the investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

ADR – American Depository Receipt.

See Notes to Financial Statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Assets and Liabilities
March 31, 2011 (Unaudited)

ASSETS:
Investments at value (cost $12,088,499)	$14,780,164
Receivable for securities sold	54,402
Receivable for capital stock sold	4,888
Receivable for interest and dividends	18,837
Prepaid expenses	26,540

Total assets	14,884,831

LIABILITIES:
Payable for securities purchased	175,310
Payable for capital stock redeemed	10,810
Accrued investment advisory fees	14,406
Accrued custody fees	10,160
Accrued audit fees	8,476
Accrued trustees’ fees	8,841
Accrued administration and fund accounting fees	6,370
Accrued legal fees	3,052
Accrued printing expenses	3,773
Accrued transfer agent fees and expenses	4,400
Accrued other expenses	3,238

Total liabilities	248,836

NET ASSETS	$14,635,995

NET ASSETS CONSIST OF:
Paid-in-capital	$101,733,405
Accumulated net investment loss	(152,107)
Accumulated net realized loss on investments	(89,636,968)
Net unrealized appreciation on investments	2,691,665

NET ASSETS	$14,635,995

SHARES OUTSTANDING, no par value
(Unlimited shares authorized)	1,512,773

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(Net assets divided by shares outstanding)	$9.67

See Notes to Financial Statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Operations
For the Six Months Ended March 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest income	$61
Dividend income	94,039

Total investment income	94,100

EXPENSES:
Investment advisory fees	87,972
Administration and fund accounting fees	37,397
Custody fees	19,041
Trustees’ fees	17,841
Legal fees	17,202
Insurance fees	14,465
Transfer agent fees and expenses	13,548
Federal and state registration fees	11,349
Audit and tax fees	8,476
Reports to shareholders	7,116
Miscellaneous	11,800

Total expenses	246,207

NET INVESTMENT LOSS	(152,107)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	2,264,248
Change in net unrealized appreciation on investments	1,868,199

Net gain on investments	4,132,447

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,980,340

See Notes to Financial Statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
OPERATIONS:
Net investment loss	$(152,107)	$(324,194)
Net realized gain/(loss) on investments	2,264,248	(1,382,819)
Change in net unrealized appreciation on investments	1,868,199	4,381,616
Net increase in net assets resulting from operations	3,980,340	2,674,603

DISTRIBUTIONS:
Net realized gains	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,727,006	4,684,957
Cost of shares redeemed	(8,824,814)	(24,403,808)
Net decrease from capital transactions	(7,097,808)	(19,718,851)

TOTAL DECREASE IN NET ASSETS	(3,117,468)	(17,044,248)

NET ASSETS:
Beginning of period	17,753,463	34,797,711

End of period	$14,635,995	$17,753,463

Accumulated net investment income/(loss)	$(152,107)	$—

CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold	188,971	621,777
Shares redeemed	(960,960)	(3,275,930)
Net decrease from capital transactions	(771,989)	(2,654,153)

See Notes to Financial Statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Financial Highlights
For a Fund Share Outstanding
Throughout the Period

	Six Months
	Ended
	March 31,
	2011		Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value,
beginning of period	$7.77		$7.05	$7.84	$12.04	$11.90	$12.02

Income from
investment operations:
Net investment income/(loss)	(0.10)		(0.14)	(0.03)	— (1)	(0.02)	(0.05)
Net realized and unrealized
gain/(loss) on investments	2.00		0.86	(0.75)	(3.52)	1.09	0.57
Total from
investment operations	1.90		0.72	(0.78)	(3.52)	1.07	0.52

Less distributions
to shareholders from:
Net investment income	—		—	(0.01)	—	—	—
Net realized gains	—		—	—	(0.68)	(0.93)	(0.64)

Net asset value,
end of period	$9.67		$7.77	$7.05	$7.84	$12.04	$11.90

Total Return	24.45	%(2)	10.21%	(9.87)%	(30.40)%	8.94%	4.48%

Supplemental data and ratios:
Net assets,
end of period (in 000’s)	$14,636		$17,753	$34,798	$71,130	$308,389	$129,760
Ratio of total expenses to
average net assets	2.66	%(3)	2.35%	1.96%	1.36%	1.19%	1.29%
Ratio of net investment
income/(loss) to
average net assets	(1.64	)%(3)	(1.29)%	(0.33)%	0.01%	(0.30)%	(0.56)%
Portfolio turnover rate	38	%(2)	84%	98%	109%	82%	75%

(1)	Less than $0.01.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
March 31, 2011 (Unaudited)

1.Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund (the “Fund”).

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

    Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements (continued)
March 31, 2011 (Unaudited)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category and economic sector as of March 31, 2011:

Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,562,751	$—	$—	$1,562,751
Consumer Staples	306,720	—	—	306,720
Energy	1,017,775	—	—	1,017,775
Financials	3,129,284	—	—	3,129,284
Health Care	2,690,632	—	—	2,690,632
Industrials	1,727,793	—	—	1,727,793
Information Technology	3,268,957	—	—	3,268,957
Materials	556,660	6,200	—	562,860
Telecommunication Services	62,394	—	—	62,394
Utilities	32,800	—	—	32,800
Exchange-Traded Fund	221,872	—	—	221,872
Money Market Fund	196,326	—	—	196,326
Total	$14,773,964	$6,200	$—	$14,780,164

   At March 31, 2011 the Level 2 security halted trading and was fair valued by the Advisor. This security is categorized as Level 2 until the security resumes active trading and otherwise meets the necessary requirements to be categorized as Level 1. There were no other significant transfers between levels.

(b) Securities Lending – The Fund may engage in securities lending. The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

   As of March 31, 2011, there were no securities on loan by the Fund.

(c) Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, if any, will be distributed to shareholders at least annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Other – The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased

Lotsoff Capital Management Investment Trust
Notes to Financial Statements (continued)
March 31, 2011 (Unaudited)

   are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(f) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.Related Party Transactions

The Trust has an agreement with Lotsoff Capital Management (the “Adviser”), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.95%. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00% of the Fund’s average daily net assets, the Adviser will reimburse the Fund for the amount of such excess. The Adviser made no reimbursements to the Fund during the six months ended March 31, 2011.

4.Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the Fund for the six months ended March 31, 2011, were as follows:

Purchases	$ 6,786,006
Sales	$14,023,636

5.Federal Income Tax Information

At March 31, 2011, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$12,465,689
Gross Unrealized Appreciation	3,490,337
Gross Unrealized Depreciation	(1,175,862)
Net Unrealized Appreciation/(Depreciation) on Investments	$2,314,475

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2010, the Fund had accumulated capital loss carryforwards of $45,945,423 and $42,236,176 which will expire in the year 2017 and 2018, respectively.  To the extent that the Fund realizes future net capital gains, those gains will be offset by its unused capital loss carryforward.

As of September 30, 2010, the Fund had $2,788,745 of post-October losses, which are deferred until October 1, 2010 for tax purposes.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of distributions paid during the fiscal year ended September 30, 2010 was as follows:

Distributions Paid From:	2010	2009
Ordinary Income	$—	$88,208
Net Long-Term Capital Gains	—	—
Total Taxable Distributions	—	88,208
Total Distributions Paid	$—	$88,208

Lotsoff Capital Management Investment Trust
Notes to Financial Statements (continued)
March 31, 2011 (Unaudited)

As of September 30, 2010, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-Term Capital Gains	—
Accumulated Earnings	—
Accumulated Capital and Other Losses	(90,970,344)
Unrealized Appreciation/(Depreciation)	(107,406)
Total Accumulated Earnings	$(91,077,750)

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit or expense to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of March 31, 2011, open taxable years consisted of the taxable years ended September 30, 2007 – September 30, 2010.  As of and during the six months ended, the Fund did not have a liability for any uncertain tax positions.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next twelve months.

6.Other

As of March 31, 2011, the Fund has a shareholder that holds 99.0% of the outstanding shares of the Fund.  A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients.  The Fund is offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Fund at any time.

7.Subsequent Events

On May 24, 2011, the Board of Trustees of the Trust (the “Board”) approved an interim investment advisory agreement for the Fund.  The interim investment advisory agreement was approved in anticipation of a change of control of the Adviser.  On April 21, 2011, Ziegler Capital Management LLC agreed to acquire all of the outstanding shares of the Adviser.  As a result of this acquisition the Adviser will become a wholly-owned subsidiary of Ziegler Capital Management LLC.  The acquisition, which is subject to customary closing conditions, is expected to close on or about June 10, 2011.  Contemporaneously with the closing, the Adviser is expected to be renamed “Ziegler Lotsoff Capital Management LLC”.  On May 24, 2011, the Board also approved a new investment advisory agreement with the Adviser which will take effect when approved by the shareholders of the Fund.  To assist shareholders in considering the new investment advisory agreement shareholders will receive a proxy statement that describes both the new investment advisory agreement and the change of control of the Adviser.  Management anticipates that following the change of control of the Adviser the Adviser will continue to furnish the same level of services to the Fund’s shareholders and that there will be no material change in the Fund’s annual operating expenses or in its investment objective, strategies, policies and restrictions.

Management has determined that there were no other material events that would require disclosure in the Fund’s financial statements.

8.New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-6 “Improving Disclosures about Fair Value Measurements.” It clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact this will have on its financial statement disclosures.

Lotsoff Capital Management Investment Trust
Expense Example
For the Six Month Period Ended March 31, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning	Ending	Expenses paid during
	account value	account value	the period ended
	October 1, 2010	March 31, 2011	March 31, 2011(1)

Actual Example	$1,000.00	$1,244.50	$14.88

Hypothetical Example, assuming a
5% return before expenses	1,000.00	1,011.74	13.33

(1)	Expenses are equal to the Fund’s annualized expense ratio of 2.66% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Lotsoff Capital Management Investment Trust
Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Micro Cap Fund’s proxy votes for the year ended June 30, 2010 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.  These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UMB Distribution Services, LLC, Distributor
P.O. Box 1181
Milwaukee, WI 53201-1181
877.568.7633

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:              /s/ Joseph N. Pappo
Joseph N. Pappo
President

Date:           June 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              /s/ Joseph N. Pappo
Joseph N. Pappo
President

Date:           June 6, 2011

By:              /s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:           June 6, 2011